Share based payments reserve (Details 6) - shares	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Beginning balance	1,855,276
Restricted share units, granted	2,826,493	1,855,276
Restricted share units, forfeited	(267,412)
Restricted share units, exercised	(941,280)
Ending balance	3,473,077	1,855,276